UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21752
                                                    ----------

                            Mezzacappa Partners, LLC
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                           630 Fifth Avenue Suite 2600
                            New York, New York 10111
               --------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Christopher S. Nagle
                          c/o Mezzacappa Investors, LLC
                          630 Fifth Avenue, Suite 2600
                            New York, New York 10111
               --------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (212) 332-2000
                                                          ---------------

                        Date of fiscal year end: March 31
                                                ---------

                  Date of reporting period: September 30, 2006
                                           -------------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

                            MEZZACAPPA PARTNERS, LLC

                              FINANCIAL STATEMENTS

                  FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2006

                                  (UNAUDITED)

                            MEZZACAPPA PARTNERS, LLC
                              FINANCIAL STATEMENTS
                                  (UNAUDITED)

                                    CONTENTS

                                                                        Page
                                                                        ----

Schedule of Investments .............................................    1

Statement of Assets, Liabilities and Members' Capital ...............    3

Statement of Operations .............................................    4

Statement of Changes in Members' Capital ............................    5

Statement of Cash Flows .............................................    6

Notes to Financial Statements .......................................    7

Other Information ...................................................    16

MEZZACAPPA PARTNERS, LLC
SCHEDULE OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 2006
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE AS A PERCENTAGE OF TOTAL INVESTMENTS IN PORTFOLIO FUNDS

Percentages are as follows:


EVENT DRIVEN                     12.74%
LONG/SHORT EQUITY                73.32%
MACRO                            13.94%
                                -------
                                100.00%
                                ======

                                                                                                     PERCENTAGE
                                                                                                     OF MEMBERS'
INVESTMENTS IN PORTFOLIO FUNDS                                   COST               VALUE              CAPITAL    LIQUIDITY*
                                                             -----------         -----------         ----------   ---------
LONG/SHORT EQUITY
Atticus European, L.P.                                       $ 1,950,000         $ 2,142,484            4.74%      Annually
Barrington Companies Equity Partners, L.P.                     2,775,000           3,113,016            6.89%      Quarterly
ECF Value Fund II, L.P.                                        2,150,000           2,336,554            5.17%      Annually
Eminence Partners, L.P.                                        2,850,000           3,293,611            7.29%    Semiannually
Global Undervalued Securities Fund                             2,850,000           2,940,469            6.51%      Quarterly
Harbor International Fund                                      2,002,184           2,145,027            4.75%        Daily
Jolly Roger Fund, L.P.                                         1,250,000           1,208,230            2.67%      Quarterly
Kinetics Paradigm Fund                                           500,000             507,227            1.12%        Daily
LaGrange Capital Partners, L.P.                                1,250,000           1,345,982            2.98%      Annually
Prism Partners QP, L.P.                                        2,050,000           2,181,018            4.82%      Annually
Seminole Capital Partners, L.P.                                2,740,000           3,110,119            6.88%     Semiannually
SR Global Fund, L.P.                                             800,000             850,450            1.88%       Monthly
SR Phoenicia, L.P.                                             1,900,000           2,097,807            4.64%      Quarterly
Third Avenue International Value Fund                          1,339,149           1,570,084            3.47%        Daily
                                                             -----------         -----------           -----
Viking Global Equities, L.P.                                   2,100,000           2,252,406            4.98%      Annually
                                                             -----------         -----------           -----
                                                              28,506,333          31,094,484           68.79%
                                                             -----------         -----------           -----

EVENT DRIVEN
Contrarian Capital Fund I, L.P.                                2,600,000           2,689,745            5.95%      Annually
Schroder Credit Renaissance Fund, L.P.                         1,100,000           1,195,410            2.64%      Quarterly
Spinnaker Global Opportunity Fund, Ltd.                        1,250,000           1,519,065            3.36%      Quarterly
                                                             -----------         -----------           -----
                                                               4,950,000           5,404,220           11.95%
                                                             -----------         -----------           -----

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

MEZZACAPPA PARTNERS, LLC
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
SEPTEMBER 30, 2006
--------------------------------------------------------------------------------

                                                                                                     PERCENTAGE
                                                                                                     OF MEMBERS'
INVESTMENTS IN PORTFOLIO FUNDS                                   COST               VALUE              CAPITAL    LIQUIDITY*
                                                             -----------         -----------         ----------   ---------
MACRO
Blenheim Fund, L.P.                                          $   850,000         $   862,558            1.91%       Monthly
Drawbridge Global Macro Fund, L.P.                             1,000,000             992,574            2.20%      Quarterly
NWI Explorer Global Macro Fund, L.P.                           2,400,000           2,312,337            5.11%       Monthly
Wexford Spectrum Fund I, L.P.                                  1,500,000           1,743,310            3.86%      Quarterly
                                                             -----------         -----------          ------
                                                               5,750,000           5,910,779           13.08%
                                                             -----------         -----------          ------

TOTAL INVESTMENTS IN PORTFOLIO FUNDS                          39,206,333          42,409,483           93.82%
                                                             ===========         -----------          ======
OTHER ASSETS, LESS LIABILITIES                                                     2,791,977            6.18%
                                                                                 -----------          ------
MEMBERS' CAPITAL                                                                 $45,201,460          100.00%
                                                                                 ===========          ======

* Securities are issued in private placement transactions and as such are restricted as to resale. Available frequency of redemptions after expiration of lock-up provisions, where applicable, which range from zero to two years.

The cost of investments in Portfolio Funds for federal income tax purposes is adjusted for items of taxable income allocated to the Fund from the Portfolio Funds. The Fund has received $576,330 of taxable income from the Portfolio Funds that was allocated to the Fund for the year ended December 31, 2005.

The investments in Portfolio Funds shown above, representing 93.82% of Members' Capital, have been valued, as described in Note 2.b.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

MEZZACAPPA PARTNERS, LLC
STATEMENT OF ASSETS AND LIABILITIES AT SEPTEMBER 30, 2006 (UNAUDITED)
-------------------------------------------------------------------------------

ASSETS
Investments in Portfolio Funds, at value (cost $39,206,333)        $ 42,409,483
Cash and cash equivalents                                               746,669
Prepaid investments in Portfolio Funds                                2,750,000
Receivable for Portfolio Funds sold                                   2,074,387
Receivable from Investment Manager                                       19,275
Other assets                                                             80,533
                                                                   ------------
                TOTAL ASSETS                                         48,080,347
                                                                   ------------

LIABILITIES
Prepaid capital contribution                                          1,052,419
Loan payable                                                          1,000,000
Management fees payable                                                 396,970
Accounting and administration fees payable                              149,859
Servicing fees payable                                                  119,091
Professional fees payable                                                95,084
Board of Managers' fees payable                                          50,000
Custodian fees payable                                                    7,950
Accrued other expenses                                                    7,514
                                                                   ------------
                TOTAL LIABILITIES                                     2,878,887
                                                                   ------------

                     MEMBERS' CAPITAL                              $ 45,201,460
                                                                   ============

MEMBERS' CAPITAL
Represented by:
Capital contributions                                              $ 42,734,766
Accumulated net investment loss                                      (1,153,853)
Accumulated net realized gain on Portfolio Funds                        417,397
Net unrealized appreciation in Portfolio Funds                        3,203,150
                                                                   ------------
                     MEMBERS' CAPITAL                              $ 45,201,460
                                                                   ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

MEZZACAPPA PARTNERS, LLC
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME
        Interest                                                                           $  30,319
                                                                                           ---------
EXPENSES:
        Management fees                                                                      314,175
        Accounting and administration fees                                                    83,372
        Servicing fees                                                                        94,252
        Professional fees                                                                     54,400
        Board of Managers' fees                                                               35,000
        Compliance Consulting fees                                                            15,000
        Insurance fees                                                                        10,967
        Organization expense                                                                  10,000
        Custodian fees                                                                         4,770
        Interest expense                                                                       3,186
        Other expenses                                                                         2,000
                                                                                           ---------
                TOTAL EXPENSES                                                               627,122

                Reimbursement from Investment Manager                                         (2,616)
                                                                                           ---------
                NET EXPENSES                                                                 624,506
                                                                                           ---------
NET INVESTMENT LOSS                                                                         (594,187)
                                                                                           ---------

REALIZED AND UNREALIZED GAIN ON PORTFOLIO FUNDS:
                NET REALIZED GAIN ON PORTFOLIO FUNDS                                         235,106
                NET CHANGE IN UNREALIZED DEPRECIATION ON INVESTMENTS IN PORTFOLIO FUNDS      (87,838)
                                                                                           ---------

                NET REALIZED AND UNREALIZED GAIN ON PORTFOLIO FUNDS                          147,268
                                                                                           ---------

                NET DECREASE IN MEMBERS' CAPITAL DERIVED FROM INVESTMENT ACTIVITIES        $(446,919)
                                                                                           =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

MEZZACAPPA PARTNERS, LLC
STATEMENT OF CHANGES IN MEMBERS' CAPITAL
--------------------------------------------------------------------------------

                                                                                                FOR THE PERIOD
                                                                                FOR THE SIX      JULY 1, 2005
                                                                                MONTHS ENDED   (COMMENCEMENT OF
                                                                            SEPTEMBER 30, 2006  OPERATIONS) TO
                                                                                (UNAUDITED)     MARCH 31, 2006
FROM INVESTMENT ACTIVITIES
        Net Investment Loss                                                    $   (594,187)    $   (559,666)
        Net realized gain on Portfolio Funds                                        235,106          182,291
        Net change in unrealized appreciation (depreciation) on investments
        in Portfolio Funds                                                          (87,838)       3,290,988
                                                                               ------------     ------------

        NET INCREASE (DECREASE) IN MEMBERS' CAPITAL DERIVED
        FROM INVESTMENT ACTIVITIES                                                 (446,919)       2,913,613
                                                                               ------------     ------------

MEMBERS' CAPITAL TRANSACTIONS
        Capital contributions                                                    10,595,323       29,139,443
        In-kind contribution (Note 1)                                                    --        3,000,000
                                                                               ------------     ------------
        NET INCREASE IN MEMBERS' CAPITAL RESULTING FROM CAPITAL
           TRANSACTIONS                                                          10,595,323       32,139,443
                                                                               ------------     ------------

TOTAL INCREASE IN MEMBERS' CAPITAL                                               10,148,404       35,053,056

MEMBERS' CAPITAL, BEGINNING OF PERIOD                                            35,053,056               --
                                                                               ------------     ------------
MEMBERS' CAPITAL, END OF PERIOD                                                $ 45,201,460     $ 35,053,056
                                                                               ============     ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

MEZZACAPPA PARTNERS, LLC
STATEMENT OF CASH FLOWS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

CASH FLOWS FROM OPERATING ACTIVITIES
        Net decrease in Members' Capital derived from Investment Activities                        $   (446,919)
                Adjustments to reconcile net decrease in Members' Capital derived from investment activities to net cash used by operating activities:
                        Purchases of Portfolio Funds                                                (15,740,000)
                        Proceeds from redemption of Portfolio Funds                                   6,081,870
                        Net realized gain on Portfolio Funds                                           (235,106)
                        Net change in unrealized depreciation on investments in Portfolio Funds          87,838
                        Decrease in prepaid investments in Portfolio Funds                            1,040,000
                        Increase in receivable for Portfolio Fund sold                               (1,032,306)
                        Decrease in receivable from Investment Manager                                   75,795
                        Decrease in other assets                                                         22,064
                        Decrease in organization and offering expenses payable                         (100,000)
                        Increase in loan payable                                                      1,000,000
                        Increase in management fees payable                                             305,480
                        Increase in accounting and administration fees payable                           83,372
                        Increase in servicing fees payable                                               24,536
                        Increase in professional fees payable                                            14,400
                        Increase in Board of Managers' fees payable                                      35,000
                        Increase in custodian fees payable                                                4,770
                        Increase in accrued other expenses                                                4,030
                                                                                                   ------------
                                NET CASH USED BY OPERATING ACTIVITIES                                (8,775,176)
                                                                                                   ------------

CASH FLOWS FROM FINANCING ACTIVITIES
        Capital contributions                                                                         8,928,956
                                                                                                   ------------
                                NET CASH PROVIDED BY FINANCING ACTIVITIES                             8,928,956
                                                                                                   ------------


                                NET INCREASE IN CASH AND CASH EQUIVALENTS                               153,780
                                        Cash and cash equivalents at beginning of period                592,889
                                                                                                   ------------
                                        Cash and cash equivalents at end of period                 $    746,669
                                                                                                   ============

SUPPLEMENTARY DISCLOSURE CASH FLOW INFORMATION:
Cash paid during the period for interest                                                           $      3,186
                                                                                                   ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

MEZZACAPPA PARTNERS, LLC

NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION

  Mezzacappa Partners, LLC (the "Fund") is a limited liability company that was formed on April 5, 2005 under the laws of the State of Delaware and registered under the Investment Company Act of 1940, as amended (the "1940 Act") as a closed-ended, non-diversified management investment company. The Fund privately offers and sells its interests in large minimum denominations primarily to high net worth individuals and institutional investors (each such investor, a "Member") and restricts transferability of the interests (or portions of the interests). The Fund commenced operations on July 1, 2005.

  The Fund's investment objective is to generate capital appreciation over a several year period with lower volatility than the broad equity markets. The Fund will seek to accomplish this objective by allocating its assets among a diverse group of selected investment funds ("Portfolio Funds") managed by third-party investment advisers ("Portfolio Managers") who employ a variety of alternative investment strategies. The Portfolio Managers may invest in a wide range of securities, financial instruments and markets in accordance with the investment objective of each Portfolio Fund. Each investor, by investing in the Fund, will become a Member of the Fund.

  Mezzacappa Investors, LLC (the "Investment Manager"), a limited liability company formed under the laws of the State of Delaware on November 13, 1998 is registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the "Advisers Act") and has claimed an exemption from registration as a commodity trading adviser with the Commodity Futures Trading Commission ("CFTC") in connection with the Fund.

  Mezzacappa Management, LLC, a limited liability company formed under the laws of the State of Delaware on November 13, 1998, the organizational member of the Fund, (the "Organizational Member") authorized the filing of the Certificate of Formation of the Fund with the office of the Secretary of State of the State of Delaware. The Organizational Member has claimed an exemption from registration as a commodity pool operator with the CFTC in connection with the Fund.

  The Board of Managers of the Fund (the "Board") has overall responsibility for the management and supervision of the operations of the Fund. The Board exercises the same powers, authority and responsibilities on behalf of the Fund as are customarily exercised by the directors of an investment company registered under the 1940 Act organized as a corporation and has complete and exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business. A majority of the managers are not "interested persons" (as defined in the 1940 Act) of the Fund, the Organizational Member or the Investment Manager. The initial managers serving on the Board have been elected by the Organizational Member which is affiliated with the Investment Manager through their common ownership and control.

MEZZACAPPA PARTNERS, LLC

--------------------------------------------------------------------------------

2. SIGNIFICANT ACCOUNTING POLICIES

The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (GAAP). The following is a summary of the significant accounting policies followed by the
Fund:

A. USE OF ESTIMATES

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Investment Manager to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Investment Manager believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

B. VALUATION

   In determining its Members' capital, the Fund will value its investments as of such month-end. The net asset value of the Fund will equal the value of the total assets of the Fund, less all of its liabilities, including accrued fees and expenses. The net asset value of any Member's interest on any date will be equal to that Member's capital account balance, after giving effect to all allocations (and charges or debits) that are made as of that date. The aggregate net asset values of of all of the Members, including the Investment Manager (to the extent that the Investment Manager makes an investment in the Fund), will equal the net asset value of the Fund. The Board has approved procedures pursuant to which the Fund will value its investments in Portfolio Funds at fair value.

   In accordance with these procedures, fair value as of each month-end ordinarily will be the value determined as of such month-end for each Portfolio Fund in accordance with the Portfolio Fund's valuation policies and reported at the time of the Fund's valuation. As a general matter, the fair value of the Fund's interest in an Portfolio Fund will represent the amount that the Fund could reasonably expect to receive from a Portfolio Fund if the Fund's interests were redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. In the event that a Portfolio Fund does not report a month-end value to the Fund on a timely basis, the Fund would determine the fair value of such Portfolio Fund based on the most recent value reported by the Portfolio Fund, as well as any other relevant information available at the time the Fund values its portfolio. Using the nomenclature of the hedge fund industry, any values reported as estimated or final values will reasonably reflect market values of securities for which market quotations are available or fair value as of the Fund's valuation date.

MEZZACAPPA PARTNERS, LLC

--------------------------------------------------------------------------------

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

B. VALUATION (CONTINUED)

   Considerable judgment is required to interpret the factors used to develop estimates of fair value. Accordingly, the estimates may not be indicative of the amounts the Fund could realize in a current market exchange and the differences could be material to the financial statements. The use of different factors or estimation methodologies could have a significant effect on the estimated fair value.

C. INCOME RECOGNITION AND EXPENSES

   Interest income and expenses are recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. The Portfolio Funds in which the Fund invests generally do not make regular cash distributions of income and gains and so are generally considered non-income producing securities.

   Realized gains and losses from Portfolio Fund transactions are calculated on the identified cost basis. Investments are recorded on the effective date of the subscription in the Portfolio Fund.

   The Fund will bear all expenses incurred in the business of the Fund. The expenses of the Fund include, but are not limited to, the following: all costs and expenses related to investment transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of insurance; expenses of meetings of the Board and Members; all costs with respect to communications to Members; and other types of expenses as may be approved from time to time by the Board.

D. INCOME TAXES

   The Fund intends to operate and has elected to be treated as a partnership for federal tax purposes. Accordingly, no provision for the payment of federal, state or local income taxes has been provided. Each Member is individually required to report on its own tax return its distributive share of the Fund's taxable income or loss. Certain dividends and interest directly or indirectly received by the Fund from sources outside the U.S. may be subject to non-U.S. withholding taxes.

   In addition, the Fund or a Portfolio Fund may be subject to non-U.S. capital gains taxes to the extent they purchase and sell securities of non-U.S. issuers. Tax treaties between certain countries and the United States may reduce or eliminate such non-U.S. taxes. The Fund cannot predict in advance the rate of non-U.S. tax it will directly or indirectly pay, as the amount of the Fund's assets to be invested in various countries is not known at this time.

MEZZACAPPA PARTNERS, LLC

--------------------------------------------------------------------------------

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

E. CASH AND CASH EQUIVALENTS (CONTINUED)

   The Fund treats all highly liquid financial instruments that mature within three months as cash equivalents. Cash equivalents are valued at cost plus accrued interest which approximate fair value. Cash equivalents include amounts held in an interest bearing overnight account. At September 30, 2006, the Fund held $746,669 in an interest bearing cash account at PNC Bank, N.A.

3. NEW ACCOUNTING PRONOUNCEMENT

In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109" (the "Interpretation"). The Interpretation establishes for all entities, including pass-through entities such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. The Investment Manager has evaluated the application of the Interpretation to the Fund, and estimates that it will have no impact on the Fund's financial statements.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") 157, Fair Value Measurements, which clarifies the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. Adoption of SFAS 157 requires the use of the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of September 30, 2006, the Fund does not believe the adoption of SFAS 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of these measurements reported on the statement of changes in net assets for a fiscal period.

MEZZACAPPA PARTNERS, LLC

--------------------------------------------------------------------------------

4. INVESTMENTS IN PORTFOLIO FUNDS

Each Portfolio Manager generally charges the Fund, as an investor in the Portfolio Fund, an asset-based fee, and some or all of the Portfolio Managers will receive performance or incentive allocations. The asset-based fees of the Portfolio Managers generally range from 1% to 2% annually of the net assets under their management and the performance or incentive allocation to the Portfolio Managers generally range from 20% to 25% (generally 20%) of net profits annually and may be paid or allocated as the case may be, even if the Fund incurs a loss for the year. The receipt of a performance or incentive allocation by a Portfolio Manager may create an incentive for a Portfolio Manager to make investments that are riskier or more speculative than those that might have been made in the absence of such an incentive. In addition, because a performance or incentive allocation will generally be calculated on a basis that includes unrealized appreciation of a Portfolio Fund's assets, these allocations may be greater than if they were based solely on realized gains.

A. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

   The Portfolio Funds selected by the Fund may invest and trade in a wide range of instruments and markets and may pursue various investment strategies. Although the Portfolio Funds will primarily invest and trade in equity and debt securities (U.S. and non-U.S.), they may also invest and trade in equity-related instruments, currencies, financial futures and debt-related instruments with off-balance sheet risk. These include, but are not limited, to short selling activities, writing option contracts, and equity swaps. The Fund's risk of loss in these Portfolio Funds is limited to the value of these investments reported by the Portfolio Funds.

B. CONCENTRATION OF RISK

   The Fund invests primarily in Portfolio Funds that generally will not be registered as investment companies under the 1940 Act. The Fund, as an investor in these Portfolio Funds, will not have the benefit of protections afforded by the 1940 Act to investors in registered investment companies. Although the Investment Manager received information from each Portfolio Fund regarding its investment performance and investment strategy, the Investment Manager may have little or no means of independently verifying this information. Portfolio Funds may use proprietary investment strategies that are not fully disclosed to the Investment Manager and that may involve risks under some market conditions that are not anticipated by the Investment Manager. The performance of the Fund depends on the success of the Investment Manager in selecting Portfolio Funds for investment by the Fund and the allocation and reallocation of Fund assets among those Portfolio Funds. Past results of Portfolio Managers selected by the Investment Manager are not necessarily indicative of future performance. No assurance can be made that profits will be achieved or that substantial losses will not be incurred.

MEZZACAPPA PARTNERS, LLC

--------------------------------------------------------------------------------

5. MEMBERS' CAPITAL ACCOUNTS

A separate capital account is maintained for each Member of the Fund (an "Interest"). At the end of each fiscal period, any net profit or net loss of the Fund, as the case may be, is allocated to the capital accounts of all of the Members of the Fund in accordance with their respective investment percentages. If a Member has made more than one capital contribution to the Fund, each such capital contribution is treated as a separate capital account for purposes of such allocation.

A. CONTRIBUTIONS

   Each Member must subscribe for a minimum initial investment in the Fund of $100,000. Additional investments in the Fund must be made in minimum amounts of $50,000. All contributions are subject to sole discretion of the Board to accept lesser amounts. The Board may, in its discretion and subject to applicable law, cause the Fund to repurchase the entire Interest of the Member if the Member's capital account balance in the Fund, as a result of repurchase or transfer requests by the Member, would be reduced to less than $50,000. The Board, on behalf of the Fund, may accept subscriptions for Interests effective as of the first day of each month.

B. ALLOCATION OF MEMBERS' CAPITAL ACCOUNT

   At the end of each Fiscal Period of the Fund ("Fiscal Period"), any net profit or net loss of the Fund, as the case may be, is allocated to the capital accounts of all of the Members of the Fund in accordance with their respective investment percentages. If a Member has made more than one capital contribution to the Fund, each such capital contribution shall be treated as a separate capital account for purposes of such allocation. A Fiscal Period is generally a calendar month, subject to adjustment as provided in the Operating Agreement (e.g., in the case of a capital contribution or repurchase of an Interest on a date other than the last day of a calendar month). The investment percentage for each Member is determined by dividing the balance of such Member's capital account as of the beginning of the Fiscal Period by the total capital of the Fund. Net profit refers to the increase in the value of the Fund's net assets, including unrealized gains, from the beginning of each Fiscal Period to the end of such Fiscal Period (excluding any item to be allocated among the capital accounts of the Members on a basis other than their investment percentage). Net loss refers to the decrease in the value of the Fund's net assets, including unrealized losses, from the beginning of each Fiscal Period to the end of such Fiscal Period (excluding any item to be allocated among the capital accounts of the Members on a basis other than their Investment Percentage). In determining the amount of net profit or net loss, the net assets of the Fund as of the end of the Fiscal Period shall be reduced by the management fee applicable to such period.

MEZZACAPPA PARTNERS, LLC

--------------------------------------------------------------------------------

5. MEMBERS' CAPITAL ACCOUNTS (CONTINUED)

C. REPURCHASE OF MEMBERS' INTERESTS

   No Member has the right to require the Fund to redeem its Interest in the Fund. The Fund may from time to time offer to repurchase Interests (or portions thereof) pursuant to written tenders by the members, and each such repurchase offer will generally apply to up to 25% of the net assets of the Fund. Repurchases will be made at such times, in such amounts and on such terms as may be determined by the Board, in its sole discretion. In determining whether the Fund should offer to repurchase Interests (or portions thereof), the Board will consider the recommendation of the Investment Manager as to the timing of such an offer, as well as variety of operational business and economic factors.

   The Investment Manager expects to recommend to the Board that the Fund offer to repurchase Interests (or portions thereof) from Members semi-annually, on June 30 and December 31 (or if any such date is not a business day, on the immediately preceding business day). It is currently anticipated that the Fund will not offer to repurchase any Interest until December 31, 2006.

D. DISTRIBUTION POLICY

   The Fund has no present intention of making periodic distributions of its net investment income of capital gains, if any, to members. The amount and frequency of distributions, if any, will be determined in the sole discretion of the Board.

6. MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER

The Investment Manager provides certain management and administration services to the Fund. In consideration for such management services, the Fund pays the Investment Manager a monthly Management Fee (the "Management Fee") of 0.125% (1.50% on an annualized basis) of the aggregate value of its outstanding Interests determined as of the last day of each month.

The Fund pays a monthly fee to the Investment Manager for services provided for ongoing investor services and account maintenance services to investors in the Fund that are their customers ("Investor Service Provider"). This fee will be in an amount equal to 0.45% (on an annualized basis) of the average monthly aggregate value of outstanding Interests held by investors that receive services determined as of the last day of the calendar month (before any repurchases of Interests).

The Investment Manager has voluntarily agreed, for the twelve (12) month period following the first offering closing date (the "Initial Closing Date"), to reimburse the Fund, to the extent necessary, to ensure that the Fund's annualized ordinary operating expenses do not exceed 3.00% (the "Voluntary Expense Reimbursement"). However, the Investment Manager may at any time decide to terminate such Voluntary Expense Reimbursement even prior to the end of the twelve-month period following the Initial Closing Date.

MEZZACAPPA PARTNERS, LLC

--------------------------------------------------------------------------------

6. MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

Each Board member who is not an employee of the Investment Manager, or one of its affiliates, receives an annual retainer of $20,000 and $2,500 for each quarterly meeting attended. The Fund also reimburses these Board members for all reasonable out-of-pocket expenses.

In accordance with the terms of the Administration, Accounting and Investor Services Agreement ("Administration Agreement") and with the approval of the Fund's Board, PFPC Inc. (an affiliate of PNC Bank, N.A.) ("PFPC") serves as the Fund's administrator pursuant to the Administration Agreement between PFPC and the Fund. Under the Administration Agreement, PFPC provides administrative, accounting, investor services and regulatory administration services to the Fund. As compensation for services set forth herein that are rendered by PFPC during the term of this Agreement, the Fund pays PFPC a fee, ranging from .075% to .05% (on an annualized basis) of the Fund's month end net asset value, for services rendered. For the six months ended September 30, 2006, PFPC agreed to waive certain fees in the amount of $0.

PFPC Trust Company (also an affiliate of PNC Bank, N.A.) serves as custodian of the Fund's assets and provides custodial services to the Fund.

7. PORTFOLIO TRANSACTIONS

As of September 30, 2006, the Fund had investments in Portfolio Funds, none of which were related parties. Aggregate purchases of Portfolio Funds amounted to $15,740,000 and proceeds on sales of Portfolio Funds amounted to $6,081,870 for the six months ended September 30, 2006.

8. INDEMNIFICATION

In the normal course of business, the Fund will enter into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

9. FINANCIAL HIGHLIGHT INFORMATION

The financial highlights are intended to help you understand the Fund's financial performance for the period. The total return in the table represents the rate that a Member would have earned or lost on an investment in the Fund. Total return amounts are calculated by geometrically linking returns based on the change in value during each Fiscal Period. The ratios are calculated by dividing total dollars of income or expenses as applicable by the average of total monthly Members' Capital. The ratios do not reflect the Fund's proportionate share of income and expenses from Portfolio Funds.

MEZZACAPPA PARTNERS, LLC

--------------------------------------------------------------------------------

9. FINANCIAL HIGHLIGHT INFORMATION (CONTINUED)

                                                                   FOR THE SIX
                                                                   MONTHS ENDED                 PERIOD FROM
                                                                SEPTEMBER 30, 2006           JULY 1, 2005 (1) TO
                                                                   (UNAUDITED)                 MARCH 31, 2006
                                                             -------------------------      -------------------
     RATIOS TO AVERAGE MEMBERS' CAPITAL:
     Operating expense (3) (4)                                           3.06%                     3.98%
     Expense reimbursement and waiver (4)                               (0.01)%                   (0.88)%
                                                             -------------------------      -------------------
     Net Expenses (3) (4)                                                3.05%                     3.12%
     Net investment loss (3)                                            (2.90)%                   (2.69)%
     Total return (2) (3) (5)                                           (1.09)%                   10.48%
     Portfolio Turnover (5)                                             15.56%                    30.99%
     Members' Capital, end of period ('000's)                      $   45,201                 $  35,053

(1) Commencement of Operations.
(2) Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted.
(3) The expense ratio, the net investment loss ratio and the total return ratios are calculated for the Members taken as a whole. The computation of the above ratios is based on the amount of expense and incentive fee assessed to an individual Member's capital account and may vary from these ratios based on the timing of capital transactions.
(4) Annualized
(5) Not Annualized

MEZZACAPPA PARTNERS, LLC

OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

PROXY VOTING
------------

The Fund invests substantially all of its assets in the securities of Portfolio Funds, which are privately placed investment vehicles, typically referred to as "hedge funds." These securities do not typically convey traditional voting rights to the holder and the occurrence of corporate governance or other notices for this type of investment is substantially less than that encountered in connection with registered equity securities. However, to the extent the Fund receives notices or proxies from Portfolio Funds (or receives proxy statements or similar notices in connection with any other portfolio securities), the Fund has delegated proxy voting responsibilities to the Investment Manager. The
Investment Manager has adopted its own Proxy Voting Policies and Procedures ("Policies"). The Policies address, among other things, conflicts of interest that may arise between the interests of the Fund, and the interests of the Investment Manager and its affiliates. The Fund is registered with the Securities and Exchange Commission ("SEC").

A description of the Investment Manager's Policies is available (i) without charge, upon request, by calling the Fund collect at 1-212-332-2000, and (ii) on the SEC's website at WWW.SEC.GOV.

In addition, information regarding the Fund's proxy voting record will be available no later than August 31st of each year. The Fund's Form N-PX will be available no later than August 31st (i) without charge, upon request, by calling the Fund collect at 1-212-332-2000 and (ii) on the SEC's website at WWW.SEC.GOV.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES
---------------------------------------------

The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at WWW.SEC.GOV. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant's most recently filed annual report on Form N-CSR.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).



    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2)   Certifications  pursuant to Rule 30a-2(a) under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Mezzacappa Partners, LLC
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Damon Mezzacappa
                         -------------------------------------------------------
                               Damon Mezzacappa, Chief Executive Officer
                               (principal executive officer)

Date                           November 29, 2006
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Damon Mezzacappa
                         ------------------------------------------------------
                               Damon Mezzacappa, Chief Executive Officer
                               (principal executive officer)

Date                           November 29, 2006
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Christopher Nagle
                         -------------------------------------------------------
                               Christopher Nagle, Secretary/Treasurer
                               (principal financial officer)

Date                           November 29, 2006
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.